Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net loss attributable to Pagaya Technologies Ltd. shareholders	$ (401,406)	$ (128,438)	$ (302,321)